FHLB and Other Borrowings - Schedule of Long-Term Borrowings from FHLB Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances, Fiscal Year Maturity [Abstract]
Due in next twelve	$ 1,713	$ 8,360
Due in year two	15,471	6,013
Due in year three	6,968	16,742
Due in year four	12,721	7,248
Due in year five	13,473	12,029
After year five	18,277
Due in year six		6,328
After year six		9,296
Total long-term FHLB borrowings	$ 68,623	$ 66,016
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Weighted average interest rate, with in one year	1.69%	1.98%
weighted average interest rate, year two	2.06%	2.03%
weighted average interest rate, year three	2.16%	2.03%
weighted average interest rate, year four	2.19%	2.15%
weighted average interest rate, year five	2.34%	2.18%
weighted average interest rate, year six		2.19%
weighted average interest rate, after year five	2.49%
weighted average interest rate, after year six		2.51%
2017 | Minimum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate		1.09%
2017 | Maximum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate		5.06%
2018 | Minimum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	1.25%	1.25%
2018 | Maximum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	5.02%	5.02%
2019 | Minimum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	1.25%	1.25%
2019 | Maximum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	5.02%	5.02%
2020 | Minimum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	1.48%	1.48%
2020 | Maximum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	5.02%	5.02%
2021 | Minimum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	1.48%	1.48%
2021 | Maximum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	5.02%	5.02%
2022 | Minimum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	1.79%	1.79%
2022 | Maximum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	5.02%	5.02%
2023-2031 | Minimum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	2.10%	2.17%
2023-2031 | Maximum
Federal Home Loan Bank, Advances by Interest Rate Type, by Maturity [Abstract]
Range of contractual interest rate	5.02%	5.02%